Statements Of Operations - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
INVESTMENT INCOME:
Interest income	$ 211,661	$ 893,971	$ 1,264,046	$ 2,851,779
EXPENSES:
Brokerage fees	1,387,446	1,932,024	4,525,309	6,189,224
Administrative expenses	209,136	391,107	711,588	903,953
Custody fees and other expenses	7,862	7,271	21,481	22,877
Management fees	140,927	160,222	465,530	462,100
Total expenses	1,745,371	2,490,624	5,723,908	7,578,154
Managing Owner commission rebate to Unitholders	(138,657)	(142,050)	(403,515)	(414,145)
Net expenses	1,606,714	2,348,574	5,320,393	7,164,009
NET INVESTMENT LOSS	(1,395,053)	(1,454,603)	(4,056,347)	(4,312,230)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts	3,625,650	2,669,683	(19,721,371)	9,910,961
Foreign exchange translation	126,358	(107,426)	(109,405)	(215,893)
Net change in unrealized:
Futures and forward currency contracts	1,064,830	(832,871)	1,781,334	(4,744,930)
Foreign exchange translation	3,761	(127,344)	(108,459)	(60,497)
Net gains (losses) from U.S. Treasury notes:
Realized	12,804	31,875	132,246	31,264
Net change in unrealized	(191,230)	(100,056)	(73,673)	246,422
TOTAL NET REALIZED AND UNREALIZED GAINS (LOSSES)	4,642,173	1,533,861	(18,099,328)	5,167,327
NET INCOME	3,247,120	79,258	(22,155,675)	855,097
LESS PROFIT SHARE TO MANAGING OWNER		7,999		61,143
NET INCOME AFTER PROFIT SHARE TO MANAGING OWNER	$ 3,247,120	$ 71,259	(22,155,675)	793,954
Series 1 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME			(15,669,793)	(519,632)
LESS PROFIT SHARE TO MANAGING OWNER
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders	$ 22.88	$ (4.21)	$ (179.63)	$ (7.77)
Series 3 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME			$ (4,421,850)	$ 860,263
LESS PROFIT SHARE TO MANAGING OWNER				$ 61,143
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders	49.82	11.51	$ (211.03)	$ 40.77
Series 4 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME			$ (1,055,908)	$ 330,828
LESS PROFIT SHARE TO MANAGING OWNER
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders	73.34	24.61	$ (244.83)	$ 83.06
Series 5 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME			$ (681,562)	$ 27,858
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders	$ 44.59	$ 8.11	$ (209.61)	$ 29.64